                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6472

                     Van Kampen Trust For Insured Municipals
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS JULY 31, 2006 (UNAUDITED)


PAR
AMOUNT
(000)       DESCRIPTION                                                                COUPON        MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS    157.4%
            ALABAMA    12.0%
$     915   Alabama Drinking Wtr Fin Auth Revolving Fd Ln Ser A
            (AMBAC Insd)                                                                5.125 %      08/15/16      $        966,514
    1,380   Alabama Drinking Wtr Fin Auth Revolving Fd Ln Ser A
            (AMBAC Insd)                                                                5.250        08/15/18             1,461,047
      750   Alabama St Brd Ed Rev Jefferson St Cmnty College (AMBAC Insd)               5.000        10/01/21               784,462
    3,080   Clarke & Mobile Cntys, AL Gas Dist Gas Rev (AMBAC Insd) (a)                 5.250        01/01/18             3,294,152
    1,480   Dothan-Houston Cnty, AL Arpt Auth Arpt Rev (AMT) (MBIA Insd)                5.600        12/01/20             1,576,156
    1,985   Elmore Cnty, AL Ltd Oblig Sch Wt (FSA Insd) (a)                             5.000        02/01/21             2,069,422
    3,750   Mobile AL Wt Impt & Rfdg (AMBAC Insd)                                       5.000        02/15/23             3,910,312
    1,200   Montgomery Cnty, AL Pub Bldg Auth Rev Wt Fac Proj (a) (b)                   5.000        03/01/26             1,243,884
    3,000   Trussville, AL Wt Ser A (FGIC Insd)                                         5.000        10/01/36             3,096,690
                                                                                                                    ---------------
                                                                                                                         18,402,639
                                                                                                                    ---------------

            ARIZONA    4.4%
    1,395   Greater AZ Dev Auth Infrastructure Rev Ser A (MBIA Insd)                    5.000        08/01/22             1,460,342
    2,000   Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien (AMT)
            (FGIC Insd)                                                                 5.375        07/01/29             2,021,280
      965   Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig
            Irvington Proj Tucson Ser A Rfdg (FSA Insd)                                 7.250        07/15/10               968,609
    1,150   Tucson, AZ Wtr Rev Rfdg (FGIC Insd)                                         5.500        07/01/17             1,256,639
    1,000   University AZ Univ Rev Sys Ser A (AMBAC Insd)                               5.000        06/01/28             1,038,640
                                                                                                                    ---------------
                                                                                                                          6,745,510
                                                                                                                    ---------------

            ARKANSAS    4.6%
    1,500   Heber Springs, AR Hosp & Baptist Hlth (CIFG Insd)                           4.625        05/01/31             1,476,000
    1,010   University AR Univ Rev Var Fac UAM Campus (FGIC Insd)                       5.000        03/01/23             1,058,137
    1,820   University AR Univ Rev Var Fac UAM Campus (FGIC Insd)                       5.000        03/01/27             1,893,728
    2,485   University AR Univ Rev Var Fac UAM Campus (FGIC Insd)                       5.000        03/01/28             2,585,667
                                                                                                                    ---------------
                                                                                                                          7,013,532
                                                                                                                    ---------------

            CALIFORNIA    16.3%
    1,715   Baldy Mesa, CA Wtr Dist Ctf Partn Parity Wtr Sys Impt Proj
            (AMBAC Insd)                                                                5.000        08/01/36             1,770,189
    2,000   California Stwide Cmnty Pooled Fin Pgm Ser S (FSA Insd)                     5.250        10/01/19             2,142,900

    3,390   Coachella, CA Redev Agy Tax Alloc Sub Merged Proj Areas Ser A
            (AMBAC Insd) (a)                                                            5.250        09/01/36             3,589,908
    1,750   Huntington Pk, CA Pub Fin Ser A Rfdg (FSA Insd)                             5.250        09/01/18             1,906,730
    5,000   Placentia Yorba Linda CA Uni Sch Dist Ctf Partn (FGIC Insd)                 5.000        10/01/30             5,146,000
    3,000   Sacramento, CA City Fin Auth Rev Tax Alloc Ser A (FGIC Insd)                5.000        12/01/34             3,082,230
    2,000   University CA Rev Ltd Proj Ser B (FSA Insd)                                 5.000        05/15/30             2,066,960
    2,500   West Sacramento, CA Fin Auth Spl Tax Rev Ser A (XLCA Insd)                  5.000        09/01/26             2,611,650
    2,585   Woodland, CA Fin Auth Waste Wtr Rev Second Sr Lien (MBIA Insd)              5.000        03/01/35             2,658,466
                                                                                                                    ---------------
                                                                                                                         24,975,033
                                                                                                                    ---------------

            COLORADO    3.2%
    1,600   Arkansas Riv Pwr Auth CO Pwr Rev Impt (XLCA Insd)                           5.250        10/01/40             1,676,304
    1,255   Colorado Ed & Cultural Fac Auth Rev Charter Sch Aurora
            Academy Proj (XLCA Insd) (a)                                                5.250        02/15/24             1,326,497
    1,200   Colorado Ed & Cultural Fac Charter Sch Ridgeview Ser A
            (XLCA Insd)                                                                 5.500        08/15/35             1,287,828
      560   Weld & Adams Cntys, CO Sch Dist Ser J (FSA Insd)                            5.000        12/15/22               586,286
                                                                                                                    ---------------
                                                                                                                          4,876,915
                                                                                                                    ---------------

            DISTRICT OF COLUMBIA    2.1%
    2,035   District of Columbia Tax Increment Rev Gallery Place Proj
            (FSA Insd) (a)                                                              5.500        07/01/14             2,187,137
    1,000   District of Columbia Tax Increment Rev Gallery Place Proj
            (FSA Insd)                                                                  5.500        07/01/15             1,077,210
                                                                                                                    ---------------
                                                                                                                          3,264,347
                                                                                                                    ---------------

            FLORIDA    5.6%
      230   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                            5.950        07/01/20               240,555
    2,000   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt Hub Ser A
            (AMT) (FGIC Insd)                                                           5.375        10/01/27             2,085,980
    4,000   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt Hub Ser A
            (AMT) (FGIC Insd)                                                           4.750        10/01/36             3,935,440
      280   Orange Cnty, FL Hsg Fin Auth Single Family Mtg Rev Ser A
            (AMT) (GNMA Collateralized)                                                 6.200        10/01/16               284,472
    2,000   Pasco Cnty, FL Solid Waste Disp & Res Recovery Sys Rev
            (AMT) (AMBAC Insd)                                                          6.000        04/01/11             2,133,540
                                                                                                                    ---------------
                                                                                                                          8,679,987
                                                                                                                    ---------------

            GEORGIA    4.2%
    1,000   Cobb Cnty, GA Dev Auth Rev KSU Town Point Real Estate Ser A
            (CIFG Insd)                                                                 5.000        07/15/26             1,036,090
    3,245   Georgia Sch Brd Assn Inc Ctf Partn Dekalb Cnty Pub Sch Proj
            (MBIA Insd)                                                                 5.000        12/01/23             3,378,662
    2,000   Newton Cnty, GA Indl Dev Auth GPC Fndtn Real Estate Newton
            (CIFG Insd)                                                                 5.000        06/01/34             2,050,640
                                                                                                                    ---------------
                                                                                                                          6,465,392
                                                                                                                    ---------------

            HAWAII    2.3%
    2,000   Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co
            Proj Ser C (AMT) (AMBAC Insd)                                               6.200        11/01/29             2,150,600
    1,250   Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co
            Proj Ser D Rfdg (AMT) (AMBAC Insd)                                          6.150        01/01/20             1,322,775
                                                                                                                    ---------------
                                                                                                                          3,473,375
                                                                                                                    ---------------

            ILLINOIS    19.6%
    2,000   Bolingbrook, IL Cap Apprec Ser B (MBIA Insd)                                  *          01/01/32               501,600
    4,020   Chicago, IL Proj & Rfdg (FGIC Insd)                                         5.250        01/01/28             4,163,474
    2,705   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien Ser E Rfdg
            (CIFG Insd) (a)                                                             5.250        01/01/20             2,858,698
    5,000   Chicago, IL O'Hare Intl Arpt Rev RR II (AMT)
            (Inverse Floating Rate) (Acquired 08/18/03, Cost $5,323,550)
            (FSA Insd) (a) (c)                                                          6.044        01/01/22             5,849,350
      155   Chicago, IL Pk Dist Ltd Tax Ser A (FGIC Insd)                               5.500        01/01/18               164,160
    1,120   Chicago, IL Proj Ser C Rfdg (FGIC Insd)                                     5.500        01/01/40             1,182,384
    1,770   Glenwood, IL (FSA Insd) (a)                                                 5.375        12/01/30             1,854,358
    1,000   Illinois Ed Fac Auth Rev Robert Morris College (MBIA Insd)                  5.800        06/01/30             1,023,740
    3,000   Illinois St First Ser (FGIC Insd)                                           5.500        02/01/16             3,229,110
    1,500   Illinois St First Ser (FGIC Insd)                                           5.500        02/01/17             1,606,665
    2,000   Illinois St First Ser (FGIC Insd)                                           5.500        02/01/18             2,142,220
    1,000   Illinois St Sales Tax Rev (FSA Insd)                                        5.000        06/15/28             1,032,130
    2,000   Illinois St Sales Tax Rev (FSA Insd)                                        5.000        06/15/30             2,059,840
    1,260   Kendall, Kane & Will Cntys, IL (FGIC Insd)                                  5.500        10/01/12             1,354,966
    1,050   Kendall, Kane & Will Cntys, IL Ser B (FGIC Insd)                            5.000        10/01/22             1,088,860
                                                                                                                    ---------------
                                                                                                                         30,111,555
                                                                                                                    ---------------

            INDIANA    4.9%
    2,025   Aurora, IN Sch Bldg Ind Corp First Mtg (FGIC Insd)                          5.000        07/15/23             2,102,011
    1,235   Indianapolis, IN Loc Pub Impt Ser D (AMBAC Insd)                            5.500        02/01/21             1,304,790
    1,000   New Albany Floyd Cnty, IN Sch Bldg Corp First Mtg Rfdg
            (FSA Insd)                                                                  5.000        07/15/23             1,039,860
    1,800   New Albany Floyd Cnty, IN Sch Bldg Corp First Mtg Rfdg
            (FSA Insd)                                                                  5.000        07/15/25             1,865,034
    1,195   Saint Joseph Cnty, IN Econ Dev Saint Mary's College Proj
            (MBIA Insd)                                                                 5.125        04/01/28             1,229,392
                                                                                                                    ---------------
                                                                                                                          7,541,087
                                                                                                                    ---------------

            KANSAS    1.4%
    1,990   Kansas St Dev Fin Auth Lease Juvenile Justice Auth Ser D
            (MBIA Insd)                                                                 5.250        05/01/15             2,104,723
                                                                                                                    ---------------

            LOUISIANA    4.1%
    3,145   Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake Charles Mem
            Hosp Proj Ser A (Connie Lee Insd)                                           6.650        12/01/21             3,172,424
    1,000   Louisiana Hsg Fin Agy Mtg Rev Coll Mtg Malta Square Proj (AMT)
            (GNMA Collateralized)                                                       6.450        09/01/27             1,028,050
      985   Louisiana Hsg Fin Agy Rev Azalea Estates Ser A Rfdg (AMT)
            (GNMA Collateralized)                                                       5.375        10/20/39             1,008,187
    1,000   Louisiana Loc Govt Envir Fac Cmnty Dev Auth Rev Ascension Parish
            Lib Proj (AMBAC Insd)                                                       5.250        04/01/35             1,043,420
                                                                                                                    ---------------
                                                                                                                          6,252,081
                                                                                                                    ---------------

            MICHIGAN    2.2%
    1,000   Detroit, MI Ser A (XLCA Insd)                                               5.250        04/01/23             1,050,650
    1,000   Monroe Cnty, MI Econ Dev Corp Ltd Oblig Rev Coll Detroit
            Edison Co Ser AA Rfdg (FGIC Insd)                                           6.950        09/01/22             1,281,860
    1,000   Plymouth Canton, MI Cmnty Sch Dist (FGIC Insd)                              5.000        05/01/28             1,032,010
                                                                                                                    ---------------
                                                                                                                          3,364,520
                                                                                                                    ---------------

            MISSOURI    3.2%
      775   Chesterfield, MO Ctf Partn (FGIC Insd)                                      5.000        12/01/21               811,138
    1,550   Missouri Jt Muni Elec Util Commn Pwr Proj Rev Plum Point Proj
            (MBIA Insd)                                                                 5.000        01/01/21             1,631,391
      520   Missouri St Hsg Dev Commn Multi-Family Hsg Brookstone Ser A (AMT)           6.000        12/01/16               531,128
      655   Missouri St Hsg Dev Commn Multi-Family Hsg Truman Farm Ser A (AMT)
            (FSA Insd)                                                                  5.750        10/01/11               667,720
    1,175   Nixa, MO Elec Sys Rev (XLCA Insd)                                           5.000        04/01/25             1,204,704
                                                                                                                    ---------------
                                                                                                                          4,846,081
                                                                                                                    ---------------

            NEBRASKA    0.6%
      985   Nebraska Invt Fin Auth Multi-Family Rev Hsg Summit Club Apt Proj
            (AMT)                                                                       5.700        10/01/12             1,002,188
                                                                                                                    ---------------

            NEVADA    2.7%
    4,000   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A
            (AMT) (AMBAC Insd)                                                          5.250        07/01/34             4,139,880
                                                                                                                    ---------------

            NEW JERSEY    1.7%
    2,510   Essex Cnty, NJ Impt Auth Arpt Rev Cnty Gtd Rfdg (AMT) (MBIA Insd)           5.125        10/01/21             2,589,216
                                                                                                                    ---------------

            NEW MEXICO    0.1%
      175   New Mexico Mtg Fin Auth Single Family Mtg Pgm A2 (AMT)
            (GNMA Collateralized)                                                       6.050        07/01/16               178,201
                                                                                                                    ---------------

            NEW YORK    4.0%
    1,000   Buffalo, NY Sch Ser B (MBIA Insd)                                           5.375        11/15/18             1,077,160
    1,800   New York City Transitional Future Tax Secd Ser D (MBIA Insd)                5.250        02/01/18             1,920,780
    3,000   Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Terminal 6
            (AMT) (MBIA Insd)                                                           5.750        12/01/25             3,070,260
                                                                                                                    ---------------
                                                                                                                          6,068,200
                                                                                                                    ---------------

            NORTH CAROLINA    1.1%
    1,585   Brunswick Cnty, NC Enterprise Ser A (FSA Insd)                              5.250        04/01/24             1,692,812
                                                                                                                    ---------------

            NORTH DAKOTA    1.3%
    1,900   North Dakota St Brd Higher Ed Rev Univ ND Hsg & Aux Fac
            (FSA Insd) (a)                                                              5.000        04/01/26             1,975,962
                                                                                                                    ---------------

            OHIO    6.4%
    2,500   Cuyahoga Falls, OH Ser 1 (FGIC Insd)                                        5.250        12/01/17             2,591,625
    1,820   Garfield Heights, OH City Sch Dist Sch Impt (MBIA Insd) (a)                 5.500        12/15/19             1,952,168
    1,500   Hamilton Cnty, OH Swr Sys Rev Impt Metro Swr Dist Ser B
            (MBIA Insd)                                                                 5.000        12/01/30             1,557,135
    1,000   New Albany, OH Cmnty Auth Cmnty Fac Rev Ser B (AMBAC Insd)                  5.500        10/01/17             1,074,010
      790   Ohio Hsg Fin Agy Mtg Rev Residential Mtg Bkd Sec Ser C (AMT)
            (GNMA Collateralized)                                                       4.900        03/01/11               807,641
    1,715   Ohio St Bldg Auth St Fac Admin Bldg Fd Proj Ser A (FSA Insd)                5.500        04/01/18             1,840,144
                                                                                                                    ---------------
                                                                                                                          9,822,723
                                                                                                                    ---------------

            OKLAHOMA    0.9%
    1,250   Tulsa, OK Arpt Impt Tr Gen Rev Ser A (AMT) (FGIC Insd)                      6.000        06/01/20             1,408,375
                                                                                                                    ---------------

            OREGON    2.6%
    2,150   Oregon St Bd Bk Rev OR Econ Cmnty Dev Dept Ser A (MBIA Insd) (a)            5.500        01/01/16             2,239,118
    1,715   Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                                 5.250        11/01/18             1,815,465
                                                                                                                    ---------------
                                                                                                                          4,054,583
                                                                                                                    ---------------

            PENNSYLVANIA    7.4%
    2,000   Allegheny Cnty, PA Hosp Dev Auth Rev Pittsburgh Mercy Hlth
            Sys Inc (Escrowed to Maturity) (AMBAC Insd)                                 5.625        08/15/26             2,116,540
    5,000   Philadelphia, PA Auth Indl Dev Lease Rev Ser B (FSA Insd)                   5.500        10/01/15             5,403,200
    1,300   Philadelphia, PA Gas Wks Rev 18th Ser (AGL Insd)                            5.250        08/01/16             1,388,933
    2,300   Philadelphia, PA Redev Auth Rev Neighborhood Transformation
            Ser A (FGIC Insd)                                                           5.500        04/15/22             2,454,951
                                                                                                                    ---------------
                                                                                                                         11,363,624
                                                                                                                    ---------------

            RHODE ISLAND    1.4%
    1,500   Rhode Island Port Auth & Econ Dev Corp Arpt Rev Ser A (AMT)
            (FSA Insd)                                                                  7.000        07/01/14             1,694,280
      500   Rhode Island St Econ Dev Ser A Rfdg (AMT) (FSA Insd)                        5.000        07/01/21               512,625
                                                                                                                    ---------------
                                                                                                                          2,206,905
                                                                                                                    ---------------

            SOUTH CAROLINA    6.8%
    4,000   Dorchester Cnty, SC Sch Dist No 002 Installment Pur Rev Growth
            (AGL Insd)                                                                  5.000        12/01/29             4,092,160
    2,310   Scago Edl Fac Corp for Spartanburg Sch Dist No 3 SC I
            (XLCA Insd) (b)                                                             5.000        12/01/30             2,374,010
    3,750   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co
            Proj Ser B (AMT) (AMBAC Insd)                                               5.450        11/01/32             3,922,800
                                                                                                                    ---------------
                                                                                                                         10,388,970
                                                                                                                    ---------------

            SOUTH DAKOTA    1.0%
      475   Minnehaha Cnty, SD Ctf Ltd Tax (FSA Insd)                                   5.000        12/01/17               501,814
      975   South Dakota St Hlth & Ed Fac Auth Vocational Ed Pgm Ser A
            (AMBAC Insd)                                                                5.400        08/01/13             1,003,295
                                                                                                                    ---------------
                                                                                                                          1,505,109
                                                                                                                    ---------------

            TEXAS    15.6%
    2,675   Dallas Cnty, TX Cmnty College Fin Sys (AMBAC Insd) (a)                      5.375        02/15/18             2,792,780
    2,000   Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser A Rfdg
            (AMT) (FGIC Insd)                                                           5.875        11/01/17             2,153,780
    1,500   Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser A Rfdg
            (AMT) (FGIC Insd)                                                           5.875        11/01/18             1,615,335
    5,000   Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser A Rfdg
            (AMT) (FGIC Insd)                                                           5.500        11/01/31             5,244,000
    2,000   Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser A Rfdg
            (AMT) (MBIA Insd)                                                           5.500        11/01/33             2,112,900
    1,820   Galveston Cnty, TX Ctf Oblig Ser C (AMBAC Insd) (a)                         5.250        02/01/20             1,921,902

      500   Laredo, TX ISD Pub Fac Corp Lease Rev Ser A (AMBAC Insd)                    5.000        08/01/29               507,615
    1,000   Laredo, TX ISD Pub Fac Corp Lease Rev Ser C (AMBAC Insd)                    5.000        08/01/29             1,015,230
    5,000   Texas St Tpk Auth Cent TX Tpk First Tier Ser A (AMBAC Insd)                 5.500        08/15/39             5,344,550
    1,150   Wichita Falls, TX Wtr & Swr Rev Priority Lien (AMBAC Insd)                  5.375        08/01/17             1,217,977
                                                                                                                    ---------------
                                                                                                                         23,926,069
                                                                                                                    ---------------

            VIRGINIA    1.0%
    1,495   Harrisonburg, VA Redev & Hsg Auth Multi-Family Hsg Rev Greens of
            Salem Run Proj (AMT)                                                        6.200        04/01/17             1,532,285
                                                                                                                    ---------------

            WASHINGTON    5.3%
    2,000   Chelan Cnty, WA Pub Util Dist No 001 Cons Rev Chelan Hydro Ser A
            (AMT) (MBIA Insd)                                                           5.600        01/01/36             2,127,060
    2,760   Spokane Cnty, WA Sch Dist No 363 (FGIC Insd)                                5.250        12/01/21             2,935,481
    3,000   Washington St Univ Rev Student Fee Ser A (AMBAC Insd)                       5.000        10/01/38             3,079,650
                                                                                                                    ---------------
                                                                                                                          8,142,191
                                                                                                                    ---------------

            WEST VIRGINIA    2.3%
    3,475   West Virginia St Wtr Dev Auth Wtr Dev Rev Ln Pgm II Ser A-II Rfdg
            (FGIC Insd)                                                                 5.000        11/01/33             3,590,440
                                                                                                                    ---------------

            WISCONSIN    1.1%
    1,610   Wisconsin St Ser 3 Rfdg (FGIC Insd)                                         5.250        05/01/22             1,713,507
                                                                                                                    ---------------

            PUERTO RICO    4.0%
    5,000   Puerto Rico Commwlth Hwy & Trans Auth Hwy Rev Ser Y Rfdg
            (FSA Insd) (d)                                                              6.250        07/01/21             6,068,250
                                                                                                                    ---------------

TOTAL LONG-TERM INVESTMENTS    157.4%
   (Cost $233,847,206)                                                                                                  241,486,267

SHORT-TERM INVESTMENTS    1.4%
   (Cost $2,100,000)                                                                                                      2,100,000
                                                                                                                    ---------------


TOTAL INVESTMENTS    158.8%
   (Cost $235,947,206)                                                                                                  243,586,267

LIABILITIES IN EXCESS OF OTHER ASSETS    0.0%                                                                               (59,950)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (58.8%)                                                           (90,161,079)
                                                                                                                    ---------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                    $   153,365,238
                                                                                                                    ===============


                   Percentages are calculated as a percentage of net assets applicable to common shares.
*                  Zero coupon bond
(a)                The Trust owns 100% of the outstanding bond issuance.
(b)                Securities purchased on a when-issued or delayed delivery basis.


(c)                This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.8% of net assets applicable to common shares.
(d)                All or a portion of this security has been physically segregated in connection with open futures contracts.

AGL              - Assured Guaranty Ltd.
AMBAC            - AMBAC Indemnity Corp.
AMT              - Alternative Minimum Tax
CIFG             - CDC IXIS Financial Guaranty
Connie Lee       - Connie Lee Insurance Co.
FGIC             - Financial Guaranty Insurance Co.
FSA              - Financial Security Assurance Inc.
GNMA             - Government National Mortgage Association
MBIA             - Municipal Bond Investors Assurance Corp.
XLCA             - XL Capital Assurance Inc.



FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2006:

                                                                                                   UNREALIZED
                                                                                                   APPRECIATION/
                                                                                 CONTRACTS         DEPRECIATION
SHORT CONTRACTS:
                 U.S. Treasury Notes 10-Year Futures September 2006
                 (Current Notional Value of $106,031 per contract)                     206         $   (234,672)
                                                                                 ---------         -------------



SWAP AGREEMENTS OUTSTANDING AS OF JULY 31, 2006:

INTEREST RATE SWAPS

                                                                 PAY/
                                                               RECEIVE                                 NOTIONAL       UNREALIZED
                                                               FLOATING     FIXED     EXPIRATION        AMOUNT       APPRECIATION/
      COUNTERPARTY              FLOATING RATE INDEX              RATE        RATE        DATE           (000)        DEPRECIATION
JP Morgan Chase Bank, N.A.    USD-BMA Municipal Swap Index      Receive     4.474%     10/03/26        $ 3,270        $ (70,840)

JP Morgan Chase Bank, N.A.    USD-BMA Municipal Swap Index      Receive     4.249      09/28/16          8,210         (137,531)
                                                                                                                      ---------
                                                                                                                      $(208,371)
                                                                                                                      =========


Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Insured Municipals


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: September 21, 2006